Personnel and related taxes - Summary of Personnel and Related Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Feb. 28, 2021
Disclosure of Personnel And Related Taxes Payable [Line Items]
Personnel and related taxes payable - current liabilities	$ 27,076		$ 37,764
Personnel - non-current liabilities	1,724		5,252
Personnel and related taxes
Disclosure of Personnel And Related Taxes Payable [Line Items]
Personnel and related taxes payable - current liabilities	3,280		1,866
Accrued vacation and related charges
Disclosure of Personnel And Related Taxes Payable [Line Items]
Personnel and related taxes payable - current liabilities	2,563		2,003
Employee profit sharing
Disclosure of Personnel And Related Taxes Payable [Line Items]
Personnel and related taxes payable - current liabilities	20,321		32,043	$ 32,043
Settlement of current provisions for employee benefits		$ 20,321
Officers’ Fund
Disclosure of Personnel And Related Taxes Payable [Line Items]
Personnel and related taxes payable - current liabilities	912		1,852
Personnel - non-current liabilities	350		3,029
Strategic Bonus
Disclosure of Personnel And Related Taxes Payable [Line Items]
Personnel - non-current liabilities	$ 1,374		$ 2,223